Consolidated Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	May 31, 2024	May 31, 2023
Income Statement [Abstract]
Diluted weighted average Common shares outstanding	10,717,378	7,326,310
Diluted net loss per share, Common shares	$ (0.76)	$ (0.17)